Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Equity securities	$ 1,070	$ 832
Other assets	20,153	10,707
Total assets	2,138,954	1,525,857
LIABILITIES
Subordinated debentures	29,427	29,427
Total liabilities	1,840,056	1,341,396
SHAREHOLDERS’ EQUITY
Preferred stock	9,364	17,358
Common stock	266,901	153,810
Accumulated earnings	41,320	31,652
Treasury Stock	17,235	17,235
Accumulated other comprehensive loss	(1,452)	(1,124)
Total shareholders’ equity	298,898	184,461	$ 137,616	$ 125,173
Total liabilities and shareholders’ equity	2,138,954	1,525,857
CBI[Member]
ASSETS
Cash	19,678	29,908	$ 4,747	$ 7,493
Equity securities	1,070	832
Investment in bank subsidiary	288,866	167,192
Investment in nonbank subsidiaries	14,081	12,928
Other assets	7,639	5,212
Total assets	331,334	216,072
LIABILITIES
Deferred income taxes and other liabilities	3,009	2,184
Subordinated debentures	29,427	29,427
Total liabilities	32,436	31,611
SHAREHOLDERS’ EQUITY
Preferred stock	9,364	17,358
Common stock	266,901	153,810
Accumulated earnings	41,320	31,652
Treasury Stock	17,235	17,235
Accumulated other comprehensive loss	(1,452)	(1,124)
Total shareholders’ equity	298,898	184,461
Total liabilities and shareholders’ equity	$ 331,334	$ 216,072